                                 UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment(Check only one.):   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Pacific Heights Asset Management, LLC
Address:          600 Montgomery Street, Suite 4100
                  San Francisco, California 94111

Form 13F File Number: 028-11706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael J. Cuggino
Title:            Sole Member and Manager
Phone:            (415) 398-8000

Signature, Place, and Date of Signing:

/s/ Michael J. Cuggino     San Francisco, California          November 3, 2010
[Signature]                [City, State]                      [Date]

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:            NONE

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     75

Form 13F Information Table Value Total:     $2,410,307
                                          (thousands)


List of Other Included Managers:            NONE


                           FORM 13F INFORMATION TABLE


                                                             VALUE       SHRS OR      SH/ PUT/INVEST   OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x$1000)    PRN AMT      PRN CALLDISCR    MNGRS  SOLE        SHARENONE
AMB PROPERTY CORP              COM               00163T109        39,705    1,500,000 SH      SOLE               1,500,000
AGILENT TECHNOLOGIES INC       COM               00846U101        30,534      915,000 SH      SOLE                 915,000
AIR PRODS & CHEMS INC          COM               009158106        33,708      407,000 SH      SOLE                 407,000
ALEXANDER & BALDWIN INC        COM               014482103        24,388      700,000 SH      SOLE                 700,000
AMGEN INC                      COM               031162100        33,562      609,000 SH      SOLE                 609,000
AUTODESK INC                   COM               052769106        29,348      918,000 SH      SOLE                 918,000
AVALONBAY CMNTYS INC           COM               053484101        51,965      500,000 SH      SOLE                 500,000
BP PLC                         SPONSORED ADR     055622104        41,170    1,000,000 SH      SOLE               1,000,000
BRE PROPERTIES INC             CL A              05564E106        37,350      900,000 SH      SOLE                 900,000
BANK NEW YORK MELLON CORP      COM               064058100        26,653    1,020,000 SH      SOLE               1,020,000
BHP BILLITON LTD               SPONSORED ADR     088606108        61,056      800,000 SH      SOLE                 800,000
BOSTON PRPERTIES INC           COM               101121101        41,560      500,000 SH      SOLE                 500,000
CBS CORPORATION                CL A NEW          124857103        12,720      800,000 SH      SOLE                 800,000
CAMECO CORPORATION             COM               13321L108        41,595    1,500,000 SH      SOLE               1,500,000
CELGENE CORP                   COM               151020104        35,142      610,000 SH      SOLE                 610,000
CHEMTURA CORP                  COM               163893100         1,338    3,035,000 SH      SOLE               3,035,000
CHEVRON CORP                   COM NEW           166764100        40,525      500,000 SH      SOLE                 500,000
CONOCOPHILIPS                  COM               20825C104        40,201      700,000 SH      SOLE                 700,000
CORPORATE OFFICE PPTYS TR      SH BEN INT        22002T108        33,579      900,000 SH      SOLE                 900,000
COSTCO WHSL CORP               COM NEW           22160K105        32,825      509,000 SH      SOLE                 509,000
DEVON ENERGY CORP              COM NEW           25179M103        51,792      800,000 SH      SOLE                 800,000
DIGITAL RLTY TR INC            COM               253868103        37,020      600,000 SH      SOLE                 600,000
DISNEY WALT CO                 COM               254687106        26,985      815,000 SH      SOLE                 815,000
DUKE REALTY CORP               COM NEW           264411505        24,339    2,100,000 SH      SOLE               2,100,000
EQUITY ONE INC                 COM               294752100        21,944    1,300,000 SH      SOLE               1,300,000
EXXON MOBIL CORP               COM               30231G102        43,253      700,000 SH      SOLE                 700,000
FEDERAL REALTY INVT TR         SH BEN INT NEW    313747206        40,830      500,000 SH      SOLE                 500,000
FEDEX CORP                     COM               31428X106        51,984      608,000 SH      SOLE                 608,000
FLUOR CORP NEW                 COM NEW           343412102        29,966      605,000 SH      SOLE                 605,000
FOREST OIL CORP                COM               346091705        38,610    1,300,000 SH      SOLE               1,300,000
FREEPORT-MCMORAN COPPER&GOLD   CL B              35671D857        68,995      808,000 SH      SOLE                 808,000
FRONTIER OIL CORP              COM               35914P105        23,182    1,730,000 SH      SOLE               1,730,000
GENZYME CORP                   COM               372917104        28,812      407,000 SH      SOLE                 407,000
GILEAD SCIENCES INC            COM               375558103        28,844      810,000 SH      SOLE                 810,000
HARLEY DAVIDSON INC            COM               412822108        28,867    1,015,000 SH      SOLE               1,015,000
HEWLETT PACKARD CO             COM               428236103        38,410      913,000 SH      SOLE                 913,000
ILLINOIS TOOL WKS INC          COM               452308109        33,525      713,000 SH      SOLE                 713,000
INTEL CORP                     COM               458140100        29,326    1,525,000 SH      SOLE               1,525,000
JANUS CAP GROUP INC            COM               47102X105        23,378    2,135,000 SH      SOLE               2,135,000
JUNIPER NETWORKS INC           COM               48203R104        30,654    1,010,000 SH      SOLE               1,010,000
KANSAS CITY SOUTHERN           COM NEW           485170302        30,414      813,000 SH      SOLE                 813,000
KIMCO REALTY CORP              COM               49446R109        31,500    2,000,000 SH      SOLE               2,000,000
LOCKHEED MARTIN CORP           COM               539830109        36,139      507,000 SH      SOLE                 507,000
MARINER ENERGY INC             COM               56845T305        36,345    1,500,000 SH      SOLE               1,500,000
MATTEL INC                     COM               577081102        24,047    1,025,000 SH      SOLE               1,025,000
MORGAN STANLEY                 COM NEW           617446448        29,986    1,215,000 SH      SOLE               1,215,000
MOSAIC CO                      COM               61945A107        41,720      710,000 SH      SOLE                 710,000
NACCO INDS INC CLASS A         CL A              629579103        15,031      172,000 SH      SOLE                 172,000
NACCO INDS INC CLASS B         CL A              629579202           699        8,000 SH      SOLE                   8,000
NUCOR CORP                     COM               670346105        34,762      910,000 SH      SOLE                 910,000
PARKER DRILLING CO             COM               701081101        13,355    3,070,000 SH      SOLE               3,070,000
PARKER HANNIFIN CORP           COM               701094104        35,590      508,000 SH      SOLE                 508,000
PATRIOT COAL CORP              COM               70336T104        19,397    1,700,000 SH      SOLE               1,700,000
PEABODY ENERGY CORP            COM               704549104        49,500    1,010,000 SH      SOLE               1,010,000
PENN RL ESTATE INVT            SH BEN INT        709102107        11,860    1,000,000 SH      SOLE               1,000,000
PLAINS EXPL & PRODTN CO        COM               726505100        40,005    1,500,000 SH      SOLE               1,500,000
PROLOGIS                       SHR BEN INT       743410102        35,340    3,000,000 SH      SOLE               3,000,000
QUALCOMM INC                   COM               747525103        41,149      912,000 SH      SOLE                 912,000
RYLAND GROUP INC               COM               783764103        23,654    1,320,000 SH      SOLE               1,320,000
SANMINA SCI CORP               COM               800907206        20,898    1,730,000 SH      SOLE               1,730,000
SCHWAB CHARLES CORP            COM NEW           808513105        26,827    1,930,000 SH      SOLE               1,930,000
STATE STR CORP                 COM               857477103        41,803    1,110,000 SH      SOLE               1,110,000
SYMANTEC CORP                  COM               871503108        26,168    1,725,000 SH      SOLE               1,725,000
TEMPLE INLAND INC              COM               879868107        30,322    1,625,000 SH      SOLE               1,625,000
TEXAS PAC LD TR                SUB CTF PROP I T  882610108         8,000      200,000 SH      SOLE                 200,000
UDR INC                        COM               902653104        40,128    1,900,000 SH      SOLE               1,900,000
URSTADT BIDDLE PPTYS INC       CL A              917286106         1,575      100,000 SH      SOLE                 100,000
URSTADT BIDDLE PPTYS INC       COM               917286205         1,808      100,000 SH      SOLE                 100,000
VALE SA                        ADR               91912E105        46,905    1,500,000 SH      SOLE               1,500,000
VIACOM INC                     CL A              92553P102        28,664      715,000 SH      SOLE                 715,000
VORNADO RLTY TR                SH BEN INT        929042109        51,318      600,000 SH      SOLE                 600,000
WASHINGTON REAL ESTATE INVT    SH BEN INT        939653101        31,730    1,000,000 SH      SOLE               1,000,000
WEYERHAEUSER CO                COM               962166104        31,520    2,000,000 SH      SOLE               2,000,000
WILLIAMS SONOMA INC            COM               969904101        38,516    1,215,000 SH      SOLE               1,215,000
WYNN RESORTS LTD               COM               983134107        43,992      507,000 SH      SOLE                 507,000

